Related-Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related-Party Transactions
12.	Related-Party Transactions

Research and License Agreement with Technische Universität München

On July 4, 2003, the Company entered into the TUM License Agreement, which was subsequently renewed and, on July 26, 2007, superseded and replaced. The agreement established a joint research effort led by Prof. Arne Skerra, Chair of Biological Chemistry of TUM, to optimize Anticalin® technologies for use in therapeutic, prophylactic and diagnostic applications and as research reagents, and to gain fundamental insights in lipocalin scaffolds. Prof. Dr. Skerra was a member of the Company’s supervisory board when the parties entered into such agreement and during the period covered by the consolidated financial statements in this report. The Company provided certain funding for TUM research efforts performed under the agreement.

As a result of research efforts to date under the agreement, the Company holds a worldwide exclusive license under its license agreement with TUM to multiple patents and patent applications, including an exclusive license to an issued U.S. patent, which patent will expire in 2027 (subject to a possible term adjustment period). The Company also holds an exclusive license to an issued U.S. patent No. 8,420,051, which patent is expected to expire in 2029. The Company bears the costs of filing, prosecution and maintenance of patents assigned or licensed to the Company under the agreement.

As consideration for the assigned patents and licenses above, the Company is required to pay certain development milestones to TUM. The Company is also obliged to pay low-single-digit royalties, including annual minimum royalties, on sales of such products incorporating patented technologies. If the Company grants licenses or sublicenses to those patents to third parties, the Company will be obliged to pay a percentage of the resulting revenue to TUM. The Company´s payment obligations are reduced by the Company´s proportionate contribution to a joint invention. Payment obligations terminate on expiration or annulment of the last patent covered by the agreement. The Company can terminate the licenses to any or all licensed patents upon specified advance notice to TUM. TUM may terminate the license provisions of the agreement only for cause. Termination of the agreement does not terminate the rights in patents assigned to the Company.

The Company has incurred the following expenses related to TUM (excluding value added taxes):

	Years ended December 31,
	2014	2013
Transfer of licenses and protective rights	$66,461	$66,390
Research	—	22,573

Total expenses incurred with TUM	$66,461	$88,963

The Company has recorded $327,937 and $373,059 as of December 31, 2014 and 2013, respectively, related to the amounts due under the TUM License Agreement (see Note 13 Commitments and Contingencies).

The part of the agreement requiring the Company to make payments for research conducted by TUM expired in February 2013 with no further obligations by the Company.

EUROCALIN/FP7 Government Grant

TUM is a member of the EUROCALIN consortium and thus is entitled to receive payments under the grant agreement for research activities. Research activities are carried out by Prof. Dr. Skerra, who was a member of the Company’s supervisory board when the parties entered into such agreement and during the period covered by the financial statements in this report. The government grant agreement with FP7 is further discussed in Note 4—Revenue.

Consulting Contract between Prof. Dr. Arne Skerra and the Company

In 2001, the Company entered into a Consulting Agreement with Prof. Dr. Skerra, pursuant to which Prof. Dr. Skerra provides advice regarding the use of new proteins, in particular Anticalin® proteins and antibodies, for the purpose of research and development. The Consulting Agreement has an unlimited term but can be terminated by the Company upon three months’ notice with effect from the end of a month and by Prof. Dr. Skerra upon one year’s notice with effect from the end of a year. Under the Consulting Agreement, the Company incurred and paid to Prof. Dr. Skerra consulting fees of $26,593 and $26,556 for the years ended December 31, 2014 and 2013, respectively.

Convertible Stockholder Loan

Four significant stockholders of the Company—Orbimed Private Investments III, LP, Gilde Europe Food & Agribusiness Fund B.V., The Global Life Science Ventures Funds (consists of The Global Life Science Venture Funds II GmbH & Co. KG, i-L. and The Global Life Science Venture Funds II Limited Partnership) and Coöperative AAC LS U.A. (Forbion B.V.)—participated as investors in the Bridge Loans as related parties. The Bridge Loans are further discussed in Note 7 Debt.

Receivables from Issuance of Shares

In connection with the issuance of nominal stock, payments of the share premium into additional paid in capital were deferred. Amounts were deferred for Claus Schalper and Prof. Dr. Skerra among others. During 2008 through July 31, 2013, Mr. Schalper was the Chief Financial Officer of Pieris AG, and since August 1, 2013, has served as a consultant to Pieris Operating. During 2001 and through October 10, 2014, Prof. Dr. Skerra was the deputy chairman of Pieris AG’s supervisory board. In connection with the consummation of the Acquisition, the Company waived all deferred payment claims against the aforementioned stockholders.